Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
Supplement [Text Block]	fef3_SupplementTextBlock	Federated Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

1. Effective January 18, 2013, Federated Mid Cap Growth Strategies Fund will change its name to Federated MDT Mid Cap Growth Strategies Fund. Accordingly, any and all references to "Federated Mid Cap Growth Strategies Fund" in the Prospectus should be deleted and replaced with "Federated MDT Mid Cap Growth Strategies Fund."

2. In the section entitled "What are the Fund's Main Investment Strategies?," please replace the section in its entirety with the following:

"The Fund pursues its investment objective by investing primarily in domestic, mid-cap common stocks that offer superior growth prospects. The investment Adviser's investment strategy utilizes a mid-cap growth approach by selecting most of its investments from companies listed in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. The Fund normally invests 80% of its assets in stocks of mid-cap companies. The Fund considers mid-cap companies to be those of a size similar to companies listed in the Russell Midcap Growth Index. As of October 31, 2012, the market capitalization of companies in the Russell Midcap Growth Index ranged from $519 million to $19.6 billion.

The Adviser implements its strategy using a quantitative computer model driven by fundamental measures, risk controls and expected trading costs. This Adviser's process, called the Optimum Q process, seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize return while controlling risk.

Because the Fund refers to mid-cap investments in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in investments in mid-cap companies. For purposes of this policy the Fund considers mid-cap to be those companies with market capitalizations similar to companies in the Russell Midcap Growth Index.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance."

3. In the section entitled "What are the Main Risks of Investing in the Fund?," please replace the section in its entirety with the following:

"All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Medium Sized Company Risk. The Fund invests in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may be different than expected and may negatively affect Fund performance for a variety of reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).

  Credit Risk  . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility."

Federated Mid Cap Growth Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef3_SupplementTextBlock	Federated Mid Cap Growth Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

1. Effective January 18, 2013, Federated Mid Cap Growth Strategies Fund will change its name to Federated MDT Mid Cap Growth Strategies Fund. Accordingly, any and all references to "Federated Mid Cap Growth Strategies Fund" in the Prospectus should be deleted and replaced with "Federated MDT Mid Cap Growth Strategies Fund."

2. In the section entitled "What are the Fund's Main Investment Strategies?," please replace the section in its entirety with the following:

"The Fund pursues its investment objective by investing primarily in domestic, mid-cap common stocks that offer superior growth prospects. The investment Adviser's investment strategy utilizes a mid-cap growth approach by selecting most of its investments from companies listed in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. The Fund normally invests 80% of its assets in stocks of mid-cap companies. The Fund considers mid-cap companies to be those of a size similar to companies listed in the Russell Midcap Growth Index. As of October 31, 2012, the market capitalization of companies in the Russell Midcap Growth Index ranged from $519 million to $19.6 billion.

The Adviser implements its strategy using a quantitative computer model driven by fundamental measures, risk controls and expected trading costs. This Adviser's process, called the Optimum Q process, seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize return while controlling risk.

Because the Fund refers to mid-cap investments in its name, the Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in investments in mid-cap companies. For purposes of this policy the Fund considers mid-cap to be those companies with market capitalizations similar to companies in the Russell Midcap Growth Index.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance."

3. In the section entitled "What are the Main Risks of Investing in the Fund?," please replace the section in its entirety with the following:

"All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Medium Sized Company Risk. The Fund invests in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
  Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, and limited access to capital, they may be more likely to fail than larger companies.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may be different than expected and may negatively affect Fund performance for a variety of reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).

  Credit Risk  . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility."